Distribution Date:	01/17/25	WFRBS Commercial Mortgage Trust 2014-C21
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	4		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	5		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	10-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	15	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 2)	16		Jenna Unell		Jenna.unell@greyco.com
Principal Prepayment Detail	17		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Historical Detail	18	Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	19
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	20
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
Specially Serviced Loan Detail - Part 2	22-23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	27		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939FAQ2	1.413000%	65,991,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939FAR0	2.917000%	109,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939FAS8	3.428000%	48,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939FAT6	3.410000%	330,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939FAU3	3.678000%	344,019,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92939FAV1	3.393000%	49,455,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SBFL	92939FBE8	5.056300%	49,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SBFX	92939FBG3	3.393000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939FAW9	3.891000%	92,473,000.00	27,080,180.30	27,080,180.30	87,807.48	0.00	0.00	27,167,987.78	0.00	0.00%	23.50%
B	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	22,208,863.57	343,384.08	0.00	0.00	22,552,247.65	75,598,136.43	72.70%	16.63%
C	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00	53.43%	12.88%
D	92939FAE9	3.497000%	83,580,000.00	83,580,000.00	0.00	243,566.05	0.00	0.00	243,566.05	83,580,000.00	23.24%	7.00%
E	92939FAG4	3.494000%	19,562,000.00	19,562,000.00	0.00	35,168.86	0.00	0.00	35,168.86	19,562,000.00	16.17%	5.63%
F	92939FAJ8	3.494000%	26,675,000.00	26,675,000.00	0.00	0.00	0.00	0.00	0.00	26,675,000.00	6.54%	3.75%
G	92939FAL3	3.494000%	53,349,723.00	18,107,371.45	0.00	0.00	0.00	0.00	0.00	18,107,371.45	0.00%	0.00%
V	92939FAN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939FAP4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,422,653,725.01	326,161,551.75	49,289,043.87	898,163.05	0.00	0.00	50,187,206.92	276,872,507.88

X-A	92939FBA6	0.508314%	1,088,330,000.00	27,080,180.30	0.00	11,471.02	0.00	0.00	11,471.02	0.00
X-B	92939FBB4	0.436479%	234,737,000.00	234,737,000.00	0.00	85,381.39	0.00	0.00	85,381.39	212,528,136.43
X-C	92939FAA7	0.905314%	19,562,000.00	19,562,000.00	0.00	14,758.12	0.00	0.00	14,758.12	19,562,000.00
X-D	92939FAC3	0.905314%	26,675,000.00	26,675,000.00	0.00	20,124.37	0.00	0.00	20,124.37	26,675,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	92939FBC2	0.905314%	53,349,723.00	18,107,371.45	0.00	13,660.71	0.00	0.00	13,660.71	18,107,371.45
Notional SubTotal			1,422,653,723.00	326,161,551.75	0.00	145,395.61	0.00	0.00	145,395.61	276,872,507.88

Deal Distribution Total					49,289,043.87	1,043,558.66	0.00	0.00	50,332,602.53

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939FAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939FAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939FAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939FAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92939FAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SBFL	92939FBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SBFX	92939FBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939FAW9	292.84418479	292.84418479	0.94954722	0.00000000	0.00000000	0.00000000	0.00000000	293.79373201	0.00000000
B	92939FAX7	1,000.00000000	227.06824225	3.51083338	0.00000000	0.00000000	0.00000000	0.00000000	230.57907563	772.93175775
C	92939FAY5	1,000.00000000	0.00000000	3.52833327	0.00000000	0.00000000	0.00000000	0.00000000	3.52833327	1,000.00000000
D	92939FAE9	1,000.00000000	0.00000000	2.91416667	0.00000000	0.00000000	0.00000000	0.00000000	2.91416667	1,000.00000000
E	92939FAG4	1,000.00000000	0.00000000	1.79781515	1.11385134	2.14373121	0.00000000	0.00000000	1.79781515	1,000.00000000
F	92939FAJ8	1,000.00000000	0.00000000	0.00000000	2.91166673	15.98112465	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92939FAL3	339.40891221	0.00000000	0.00000000	0.98824562	6.34349742	0.00000000	0.00000000	0.00000000	339.40891221
V	92939FAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939FAP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939FBA6	24.88232457	0.00000000	0.01054002	0.00000000	0.00000000	0.00000000	0.00000000	0.01054002	0.00000000
X-B	92939FBB4	1,000.00000000	0.00000000	0.36373213	0.00000000	0.00000000	0.00000000	0.00000000	0.36373213	905.38831301
X-C	92939FAA7	1,000.00000000	0.00000000	0.75442797	0.00000000	0.00000000	0.00000000	0.00000000	0.75442797	1,000.00000000
X-D	92939FAC3	1,000.00000000	0.00000000	0.75442812	0.00000000	0.00000000	0.00000000	0.00000000	0.75442812	1,000.00000000
X-E	92939FBC2	339.40891221	0.00000000	0.25605962	0.00000000	0.00000000	0.00000000	0.00000000	0.25605962	339.40891221

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SBFL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SBFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/24 - 12/30/24	30	0.00	11,471.02	0.00	11,471.02	0.00	0.00	0.00	11,471.02	0.00
X-B	12/01/24 - 12/30/24	30	0.00	85,381.39	0.00	85,381.39	0.00	0.00	0.00	85,381.39	0.00
X-C	12/01/24 - 12/30/24	30	0.00	14,758.12	0.00	14,758.12	0.00	0.00	0.00	14,758.12	0.00
X-D	12/01/24 - 12/30/24	30	0.00	20,124.37	0.00	20,124.37	0.00	0.00	0.00	20,124.37	0.00
X-E	12/01/24 - 12/30/24	30	0.00	13,660.71	0.00	13,660.71	0.00	0.00	0.00	13,660.71	0.00
A-S	12/01/24 - 12/30/24	30	0.00	87,807.48	0.00	87,807.48	0.00	0.00	0.00	87,807.48	0.00
B	12/01/24 - 12/30/24	30	0.00	343,384.08	0.00	343,384.08	0.00	0.00	0.00	343,384.08	0.00
C	12/01/24 - 12/30/24	30	0.00	188,236.58	0.00	188,236.58	0.00	0.00	0.00	188,236.58	0.00
D	12/01/24 - 12/30/24	30	0.00	243,566.05	0.00	243,566.05	0.00	0.00	0.00	243,566.05	0.00
E	12/01/24 - 12/30/24	30	20,146.51	56,958.02	0.00	56,958.02	21,789.16	0.00	0.00	35,168.86	41,935.67
F	12/01/24 - 12/30/24	30	348,627.79	77,668.71	0.00	77,668.71	77,668.71	0.00	0.00	0.00	426,296.50
G	12/01/24 - 12/30/24	30	285,701.20	52,722.63	0.00	52,722.63	52,722.63	0.00	0.00	0.00	338,423.83
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			654,475.50	1,195,739.16	0.00	1,195,739.16	152,180.50	0.00	0.00	1,043,558.66	806,656.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939FAW9	3.891000%	92,473,000.00	27,080,180.30	27,080,180.30	87,807.48	0.00	0.00	27,167,987.78	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	22,208,863.57	343,384.08	0.00	0.00	22,552,247.65	75,598,136.43
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			243,630,000.03	178,237,180.30	49,289,043.87	619,428.14	0.00	0.00	49,908,472.01	128,948,136.43

Exchangeable Certificate Details
PEX	92939FAZ2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	50,332,602.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,240,653.10	Master Servicing Fee	5,756.17
Interest Reductions due to Nonrecoverability Determination	(72,418.21)	Certificate Administrator Fee	688.76
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	140.43
ARD Interest	0.00	Trust Advisor Fee	347.79
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,168,234.89	Total Fees	7,143.15

Principal		Expenses/Reimbursements
Scheduled Principal	419,720.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	24,137.31
Principal Prepayments	48,869,323.31	Special Servicing Fees (Monthly)	55,938.48
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	49,289,043.87	Total Expenses/Reimbursements	80,075.79

		Interest Reserve Deposit	37,457.28

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,043,558.66
Excess Liquidation Proceeds	0.00	Principal Distribution	49,289,043.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	50,332,602.53
Total Funds Collected	50,457,278.76	Total Funds Distributed	50,457,278.75

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	326,161,551.75	326,161,551.75	Beginning Certificate Balance	326,161,551.75
(-) Scheduled Principal Collections	419,720.56	419,720.56	(-) Principal Distributions	49,289,043.87
(-) Unscheduled Principal Collections	48,869,323.31	48,869,323.31	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	276,872,507.88	276,872,507.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	328,348,400.07	328,348,400.07	Ending Certificate Balance	276,872,507.88
Ending Actual Collateral Balance	279,220,765.83	279,220,765.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,687,384.34	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,687,384.34	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	5	81,636,071.12	29.49%	(6)	4.6368	0.766346
1,000,001 to 2,000,000	1	1,893,016.63	0.68%	(8)	5.1900	0.280000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,253,439.59	1.54%	(6)	5.2500	1.100000	1.51 to 1.60	1	24,000,000.00	8.67%	(6)	4.3100	1.520000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	90,000,000.00	32.51%	(6)	4.3290	1.830000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,345,170.97	3.38%	(6)	4.5700	0.880000	2.01 to 2.25	1	81,236,436.76	29.34%	(6)	4.3060	2.090000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,203,153.53	6.57%	(6)	4.6200	0.750000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	24,000,000.00	8.67%	(6)	4.3100	1.520000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	47,941,290.40	17.32%	(6)	4.5800	0.740000	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
70,000,001 or more	2	171,236,436.76	61.85%	(6)	4.3181	1.953347
Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
New York	1	81,236,436.76	29.34%	(6)	4.3060	2.090000
							Mobile Home Park	2	11,238,187.60	4.06%	(6)	4.6744	0.778933
North Dakota	2	11,238,187.60	4.06%	(6)	4.6744	0.778933
							Office	6	265,634,320.28	95.94%	(6)	4.4002	1.599085
Ohio	1	4,253,439.59	1.54%	(6)	5.2500	1.100000
							Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
Oregon	1	24,000,000.00	8.67%	(6)	4.3100	1.520000
Pennsylvania	1	47,941,290.40	17.32%	(6)	4.5800	0.740000
Virginia	1	90,000,000.00	32.51%	(6)	4.3290	1.830000
Washington	1	18,203,153.53	6.57%	(6)	4.6200	0.750000
Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	195,236,436.76	70.51%	(6)	4.3171	1.900076	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	75,489,614.90	27.27%	(6)	4.5884	0.759743	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
	5.001% to 5.250%	2	6,146,456.22	2.22%	(7)	5.2315	0.847452	Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	276,872,507.88	100.00%	(6)	4.4114	1.565795	Interest Only	2	114,000,000.00	41.17%	(6)	4.3250	1.764737
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	1,893,016.63	0.68%	(8)	5.1900	0.280000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	5	160,979,491.25	58.14%	(6)	4.4634	1.440032
	Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	142,776,337.72	51.57%	(6)	4.4434	1.528007			No outstanding loans in this group
	13 months to 24 months	4	134,096,170.16	48.43%	(6)	4.3773	1.606030
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	276,872,507.88	100.00%	(6)	4.4114	1.565795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	440000395	OF	Falls Church	VA	Actual/360	4.329%	335,497.50	0.00	0.00	N/A	07/01/24	07/01/26	90,000,000.00	90,000,000.00	01/01/25
2	310923623	OF	Long Island City	NY	Actual/360	4.306%	301,753.94	143,947.50	0.00	N/A	07/06/24	--	81,380,384.26	81,236,436.76	10/06/24
5	310922535	OF	Allentown	PA	Actual/360	4.580%	189,537.87	117,332.01	0.00	N/A	07/11/24	--	48,058,622.41	47,941,290.40	06/11/24
6	310923768	RT	Grand Rapids	MI	Actual/360	4.450%	187,588.03	48,953,743.41	0.00	N/A	07/11/24	--	48,953,743.41	0.00	01/11/25
14	780924601	OF	Portland	OR	Actual/360	4.310%	89,073.33	0.00	0.00	N/A	07/11/24	--	24,000,000.00	24,000,000.00	06/11/24
17	302310017	OF	Spokane	WA	Actual/360	4.620%	0.00	0.00	0.00	N/A	07/01/24	--	18,203,153.53	18,203,153.53	04/01/23
32	302310032	MH	Williston	ND	Actual/360	4.570%	36,865.98	22,903.82	0.00	N/A	07/01/24	--	9,368,074.79	9,345,170.97	07/01/24
59	416000139	MH	Williston	ND	Actual/360	5.190%	8,646.46	41,674.32	0.00	N/A	05/01/24	--	1,934,690.95	1,893,016.63	04/01/24
66	416000143	OF	Hudson	OH	Actual/360	5.250%	19,271.78	9,442.81	0.00	N/A	07/01/24	--	4,262,882.40	4,253,439.59	11/01/24
Totals							1,168,234.89	49,289,043.87	0.00				326,161,551.75	276,872,507.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,522,512.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,158,942.48	5,947,500.12	01/01/24	03/31/24	10/11/24	0.00	0.00	444,601.22	1,334,499.88	0.00	0.00
5	5,400,242.96	907,248.03	01/01/24	03/31/24	11/12/24	0.00	0.00	305,909.78	2,142,333.04	0.00	0.00
6	5,093,453.40	2,535,880.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,708,841.32	1,317,352.07	01/01/23	09/30/23	12/11/24	6,564,503.21	69,557.67	64,043.22	539,629.01	0.00	0.00
17	2,185,634.00	325,717.50	01/01/23	03/31/23	12/11/24	6,265,648.58	0.00	0.00	0.00	0.00	0.00
32	622,770.00	162,451.00	01/01/24	03/31/24	--	0.00	0.00	59,017.96	354,257.00	0.00	0.00
59	169,902.78	133,276.54	01/01/23	09/30/23	09/11/24	0.00	0.00	50,282.13	452,566.31	0.00	0.00
66	355,096.96	112,283.41	01/01/24	03/31/24	--	0.00	0.00	28,629.43	57,284.54	0.00	0.00
Totals	47,217,396.07	11,441,709.55				12,830,151.79	69,557.67	952,483.73	4,880,569.78	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	310923768	48,869,323.31	Disposition	0.00	0.00
Totals		48,869,323.31		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	2	71,941,290.40	1	18,203,153.53	1	81,236,436.76	0	0.00	1	48,869,323.31	4.411368%	4.134606%	(6)
12/17/24	0	0.00	0	0.00	0	0.00	2	72,058,622.41	1	18,203,153.53	1	90,000,000.00	0	0.00	1	2,294,178.86	4.417315%	4.140766%	(5)
11/18/24	0	0.00	0	0.00	0	0.00	1	48,181,599.19	1	18,203,153.53	0	0.00	0	0.00	0	0.00	4.419585%	4.143045%	(4)
10/18/24	0	0.00	0	0.00	0	0.00	1	48,297,987.18	1	18,203,153.53	0	0.00	0	0.00	0	0.00	4.419735%	4.180490%	(3)
09/17/24	0	0.00	0	0.00	0	0.00	1	48,420,053.85	1	18,203,153.53	0	0.00	0	0.00	0	0.00	4.419888%	4.180661%	(2)
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	18,203,153.53	0	0.00	0	0.00	0	0.00	4.470585%	4.249597%	(1)
07/17/24	0	0.00	0	0.00	0	0.00	1	0.00	1	18,203,153.53	0	0.00	0	0.00	1	9,736,743.45	4.488579%	4.280911%	0
06/17/24	0	0.00	0	0.00	1	18,203,153.53	1	37,871,942.27	1	18,203,153.53	0	0.00	0	0.00	0	0.00	4.549846%	4.441162%	1
05/17/24	0	0.00	0	0.00	2	56,205,800.26	1	37,963,460.57	1	18,242,339.69	0	0.00	0	0.00	9	57,654,671.86	4.585233%	4.522266%	2
04/17/24	0	0.00	0	0.00	3	82,114,539.25	1	38,059,267.55	1	18,283,707.69	0	0.00	0	0.00	4	27,966,434.27	4.625087%	4.583495%	3
03/15/24	0	0.00	1	25,817,928.67	2	56,472,653.42	2	56,472,653.42	0	0.00	0	0.00	0	0.00	1	2,059,613.60	4.631126%	4.588647%	4
02/16/24	1	25,870,931.42	0	0.00	2	56,615,844.74	2	56,615,844.74	0	0.00	0	0.00	0	0.00	0	0.00	4.632766%	4.581774%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310923623	10/06/24	2	5	444,601.22	1,334,499.88	0.00	81,676,366.28	07/10/24	1
5	310922535	06/11/24	6	5	305,909.78	2,142,333.04	88.71	48,771,229.15	07/08/24	2		09/03/24
14	780924601	06/11/24	6	5	64,043.22	539,629.01	19,954.15	24,000,000.00	04/17/24	2		11/14/24
17	302310017	04/01/23	20	5	0.00	0.00	0.00	18,753,981.57	05/10/23	7			03/14/24
32	302310032	07/01/24	5	5	59,017.96	354,257.00	12,819.10	9,483,607.46	08/06/24	98
59	416000139	04/01/24	8	5	50,282.13	452,566.31	40,376.51	2,262,678.33	05/06/24	10
66	416000143	11/01/24	1	5	28,629.43	57,284.54	40,646.71	4,272,903.04	07/08/24	2
Totals					952,483.73	4,880,569.78	113,885.18	189,220,765.83
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		186,872,508	0	96,728,064		90,144,444
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		90,000,000	90,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	276,872,508	90,000,000	4,253,440	81,236,437	11,238,188	90,144,444
Dec-24	326,161,552	90,000,000	4,262,882	130,334,128	11,302,766	90,261,776
Nov-24	328,903,540	4,272,903	0	49,043,880	209,202,004	66,384,753
Oct-24	329,325,356	49,127,634	0	0	213,696,581	66,501,141
Sep-24	329,769,891	49,217,129	0	0	213,929,555	66,623,207
Aug-24	367,980,717	62,533,377	0	0	287,244,186	18,203,154
Jul-24	382,344,253	110,605,704	0	0	253,535,395	18,203,154
Jun-24	554,091,257	495,834,407	0	0	40,053,696	18,203,154
May-24	705,435,576	643,507,632	0	0	43,685,604	18,242,340
Apr-24	833,702,879	751,588,340	0	0	63,830,832	18,283,708
Mar-24	903,319,341	821,028,759	0	25,817,929	56,472,653	0
Feb-24	931,006,645	848,519,869	25,870,931	0	56,615,845	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	440000395	90,000,000.00	90,000,000.00	91,100,000.00	08/27/24	7,218,941.17	1.83000	12/31/23	07/01/24	I/O
2	310923623	81,236,436.76	81,676,366.28	275,000,000.00	08/13/24	5,637,779.62	2.09000	03/31/24	07/06/24	234
5	310922535	47,941,290.40	48,771,229.15	62,200,000.00	08/13/24	681,108.78	0.74000	03/31/24	07/11/24	233
6	310923768	0.00	-	73,600,000.00	09/01/14	2,368,590.88	1.45000	06/30/24	07/11/24	234
14	780924601	24,000,000.00	24,000,000.00	16,810,000.00	08/12/24	1,198,045.82	1.52000	09/30/23	07/11/24	I/O
17	302310017	18,203,153.53	18,753,981.57	15,700,000.00	08/02/24	251,428.50	0.75000	03/31/23	07/01/24	234
32	302310032	9,345,170.97	9,483,607.46	20,950,000.00	03/04/14	158,251.00	0.88000	03/31/24	07/01/24	233
59	416000139	1,893,016.63	2,262,678.33	4,600,000.00	06/26/24	126,301.54	0.28000	09/30/23	05/01/24	39
66	416000143	4,253,439.59	4,272,903.04	3,900,000.00	10/02/24	94,998.66	1.10000	03/31/24	07/01/24	233
Totals		276,872,507.88	279,220,765.83	563,860,000.00		17,735,445.97

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	440000395	OF	VA	05/15/24	1

Loan transferred to special servicing 5/15/24 due to imminent default. Loan maturity 7/1/24. PNA signed. As of 9/30/24, the property occupancy was 86% and YTD NCF DSCR is 1.90x. The 2023 FYE DSCR was 1.86x. Loan modification

	closed 11/22/24. Monitor ing loan pending return to master servicing.

2	310923623	OF	NY	07/10/24	1

The Loan was transferred to the Special Servicer on 7/11/2024 for Maturity Default after the Borrower was unable to pay the Loan off at the 7/6/2024 Maturity Date. Per Borrower, the largest tenant NYC SCA school (30% NRA, 9/30/2026 LXD)

has gone dark. The tenant has continued to perform under its lease obligations. The collateral consists of 1MM SF office/school complex across 2 buildings located at 30-20 and 30-30 Thomson Ave in Queens, New York. The Property is

currently and has reported a YTD 03/24 NOI /DSCR of $5.9MM/2.19x. The Borrower and Lender have entered into a Forbearance Agreement and the Maturity Date has been extended to 7/6/2025. The transaction closed on 12/30/2024.

5	310922535	OF	PA	07/08/24	2

Transfer to SS due to maturity default 7/1/2024. Borrower retained The Henley Group as its representative. PNA signed. Cash management is in place. Occupancy as of 10/31/24 was 56.3%. Foreclosure motion filed 9/3/24. Borrower submitted a proposal fo r modification. Additional information requested from borrower for consideration. Borrower revised mod proposal. Motion for appointment of a receiver was filed in October. Ruling on receivership motion is pending.

	Major tenant lease expired 12/31/24.Renewal is uncertain.

6	310923768	RT	MI	11/12/24	8

The Loan was transferred to Special Servicing on 11/12/2024 for Maturity Default. The file was received on 11/22/2024. The Loan matured on 7/11/2024. The Borrower is working on both selling the property and procuring refinancing proceeds.

The Master Ser vicer entered into a forbearance with Borrower, which expired 11/11/2024, so loan transferred to special servicing. Borrower is seeking a further forbearance to complete refinance or sale. The sale of the Property is scheduled to close on 12/31/2024 and t he fallback refinancing can close as soon as 1/31/2025. The buyer has deposited $1.5MM in escrow, which is now hard. The Hello Letter and PNL were sent on 12/3/2024 and the signed PNL was received on

	12/5/2024.
14	780924601	OF	OR	04/17/24	2

Borrower proposal was rejected. There is no PNA so all communication is going through legal counsel. Notice of default has been sent. Loan is cash managed. At this time, special servicer is exercising appropriate remedies within the loan

documents.As of 6 /30/2024, the property is 61% occupied and T-12 NOI reported by the Borrower is approximately $1.8MM. As of 10/7/2024, a Receiver is in place.Foreclosure sale is currently scheduled for end of Q1 2025.

17	302310017	OF	WA	05/10/23	7

Property is currently 71% occupied. Borrower offered a Deed in Lieu which was reviewed and accepted. The property transferred to the Trust on March 14, 2024. Property Management is handling ongoing duties, and leasing is pursuing lease interest. A State o f Washington lease has been extended, and a new tenant has finished buildout of their space and moved in at the end of October. Certain repairs are being planned, and marketing will begin upon completion.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	302310032	MH	ND	08/06/24	98

36-site manufactured housing community built in 1985 and located in Williston, ND. Based on the most recent rental roll available, 6/2024, the property is 44% occupied. The Borrower and Special Servicer have a agreed to an modification and extension.

59	416000139	MH	ND	05/06/24	10

Loan transferred due to maturity default on 5/1/2024. Loan balance $2.3mm secured by a 124-pad mobile home community in Williston, ND. Loan was underwritten at 94.7% occupancy in 2014, while most recent occupancy reported 9/2023 at

53.2%. Borrower has bee n keeping the loan current since 2017 when the DSCR fell below 1.00x. Special Servicer sent Hello Letter and PNA 5/13/2024 and await communication from Borrower. Special Servicer has sent a DIL to the Borrower approximately one month ago, but no response has been received. Strategy to be determined.

66	416000143	OF	OH	07/08/24	2

The Mortgage loan was transferred to Special Servicing effective July 8, 2024 due to Maturity Default (7/1/2024). NOD has been sent and foreclosure has been filed. Borrower proposal was rejected. Receiver was appointed 11/12/2024 and has fully transitione d into the property. An updated appraisal has been received. As of 12/30/2024, the property is 89.39% occupied and the 6/30 YTD NOI is approximately $265,303.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	440000395	90,000,000.00	4.32900%	90,000,000.00	4.32900%	1	11/22/24	07/01/24	--
2	310923623	82,460,460.49	4.30600%	0.00	4.30600%	10	12/30/24	12/30/24	--
3	310923837	0.00	3.96000%	0.00	3.96000%	10	06/03/19	06/03/19	06/03/19
33	302310033	10,902,920.72	4.99000%	10,902,920.72	4.99000%	10	06/26/20	04/01/20	08/11/20
39	302310039	8,994,418.26	5.39000%	8,752,240.36	5.39000%	8	05/08/20	05/08/20	--
45	440000386	6,878,009.11	4.87000%	6,878,009.11	4.87000%	10	07/15/20	05/01/20	08/11/20
56	310923396	5,856,095.76	4.71000%	5,856,095.76	4.71000%	10	06/01/20	06/01/20	06/11/20
68	416000142	4,310,547.40	5.00000%	4,310,547.40	5.00000%	10	07/05/20	07/01/20	09/11/20
77	440000391	3,767,206.41	4.85400%	3,767,206.41	4.85400%	10	04/29/20	04/01/20	06/11/20
Totals		213,169,658.15		130,467,019.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	310923768	01/17/25	48,953,743.41	73,600,000.00	50,202,716.61	1,248,973.20	50,202,716.61	48,953,743.41	0.00	0.00	0.00	0.00	0.00%
9	440000380	12/17/21	46,000,000.00	57,500,000.00	25,347,018.29	1,160,406.84	25,347,018.29	24,186,611.45	21,813,388.55	0.00	2,035,336.63	19,778,051.92	42.99%
10	310922709	11/18/22	23,797,200.25	51,600,000.00	38,840,884.74	6,926,310.06	37,957,194.56	31,030,884.50	0.00	0.00	0.00	0.00	0.00%
13	416000141	05/17/24	25,771,564.01	37,000,000.00	27,643,762.97	1,154,444.83	27,643,762.97	26,489,318.14	0.00	0.00	0.00	0.00	0.00%
15	440000370	12/15/23	19,806,184.44	22,200,000.00	9,529,870.40	1,476,038.89	8,157,122.74	6,681,083.85	13,125,100.59	0.00	850,868.66	12,274,231.93	51.14%
52	416000145	04/17/19	6,300,549.11	7,300,000.00	6,493,396.17	1,805,477.45	6,493,396.17	4,687,918.72	1,612,630.39	0.00	109,946.90	1,502,683.49	22.26%
69	302310069	09/16/22	3,427,382.06	3,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
96	410922475	12/17/24	2,299,947.86	4,990,000.00	2,464,539.60	121,252.12	2,464,539.60	2,343,287.48	0.00	0.00	0.00	0.00	0.00%
119	302310120	03/17/22	1,065,125.42	1,380,000.00	1,323,596.29	269,166.90	1,323,596.29	1,054,429.39	10,696.03	0.00	10,696.03	0.00	0.00%
Current Period Totals			48,953,743.41	73,600,000.00	50,202,716.61	1,248,973.20	50,202,716.61	48,953,743.41	0.00	0.00	0.00	0.00
Cumulative Totals			177,421,696.56	259,170,000.00	161,845,785.07	14,162,070.29	159,589,347.23	145,427,276.94	36,561,815.56	0.00	3,006,848.22	33,554,967.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/24	0.00	62,423.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	996,144.88	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	1,831,331.56	0.00	0.00	0.00	0.00	0.00	0.00
6	310923768	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	440000380	08/17/23	0.00	0.00	19,778,051.92	0.00	0.00	(11,291.12)	0.00	0.00	19,778,051.92
		10/17/22	0.00	0.00	19,789,343.04	0.00	0.00	(1,000,586.55)	0.00	0.00
		02/17/22	0.00	0.00	20,789,929.59	0.00	0.00	(1,023,458.96)	0.00	0.00
		12/17/21	0.00	0.00	21,813,388.55	0.00	0.00	21,813,388.55	0.00	0.00
10	310922709	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	416000141	05/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	440000370	08/16/24	0.00	0.00	12,274,231.93	0.00	0.00	(850,868.66)	0.00	0.00	12,274,231.93
		12/15/23	0.00	0.00	13,125,100.59	0.00	0.00	13,125,100.59	0.00	0.00
52	416000145	01/15/21	0.00	0.00	1,502,683.49	0.00	0.00	(109,946.90)	0.00	0.00	1,502,683.49
		04/17/19	0.00	0.00	1,612,630.39	0.00	0.00	1,612,630.39	0.00	0.00
69	302310069	09/26/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
96	410922475	12/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
119	302310120	06/17/22	0.00	0.00	0.00	0.00	0.00	(10,696.03)	0.00	0.00	0.00
		03/17/22	0.00	0.00	10,696.03	0.00	0.00	10,696.03	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	2,889,899.88	33,554,967.34	0.00	0.00	33,554,967.34	0.00	0.00	33,554,967.34

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	19,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	17,519.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,345.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	(4,404.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,166.67	0.00	0.00	24,137.31	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,918.73	0.00	0.00	0.00	0.00	72,418.21	0.00	0.00	0.00	0.00
32	0.00	0.00	2,016.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	55,938.48	0.00	0.00	24,137.31	0.00	72,418.21	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		152,494.00

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28